Inventory (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [Line Items]
Mining and processing costs, inventories	$ 448.4	$ 400.5
Amortization	190.2	171.5
Amortization costs, inventories		171.5
In-process precious metals inventories to be realized after more than one year	58.0
Inventory net realizable value adjustment	$ 0.0	33.9
Mining and Processing Costs
Disclosure of inventories [Line Items]
Inventory net realizable value adjustment		27.6
Amortization
Disclosure of inventories [Line Items]
Inventory net realizable value adjustment		$ 6.3